Defined Benefit Pension Plan - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Defined Benefit Pension Plan [Abstract]
Defined Benefit Plan, Funded (Unfunded) Status of Plan	$ 3.7	$ 3.4